Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of Segment Reporting [Abstract]
Schedule of consolidated operations
	For the period ended 30 June 2022
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000

Underwriting revenues
Gross written premiums	103,376	180,709	20,347	304,432	-	304,432
Reinsurer’s share of insurance premiums	(28,117)	(69,294)	-	(97,411)	-	(97,411)
Net written premiums	75,259	111,415	20,347	207,021	-	207,021
Net change in unearned premiums	6,256	(24,354)	(5,900)	(23,998)	-	(23,998)
Net premiums earned	81,515	87,061	14,447	183,023	-	183,023

Underwriting deductions
Net policy acquisition expenses	(16,889)	(14,698)	(2,712)	(34,299)	-	(34,299)
Net claims and claim adjustment expenses	(27,406)	(31,143)	(8,446)	(66,995)	-	(66,995)
Net underwriting results	37,220	41,220	3,289	81,729	-	81,729

General and administrative expenses	-	-	-	-	(33,338)	(33,338)
Net investment income	-	-	-	-	4,155	4,155
Share of profit from associates	-	-	-	-	(24)	(24)
Impairment loss on insurance receivables	-	-	-	-	(2,071)	(2,071)
Other revenues	-	-	-	-	1,150	1,150
Other expenses	-	-	-	-	(1,258)	(1,258)
Change in fair value of derivative financial liability	-	-	-	-	3,619	3,619
Loss on foreign exchange	-	-	-	-	(12,700)	(12,700)
Profit (loss) before tax	37,220	41,220	3,289	81,729	(40,467)	41,262
Income tax	-	-	-	-	5	5
Profit (loss) for the period	37,220	41,220	3,289	81,729	(40,462)	41,267

	For the period ended 30 June 2021
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000

Underwriting revenues
Gross written premiums	101,286	150,930	14,556	266,772	-	266,772
Reinsurer’s share of insurance premiums	(26,847)	(53,231)	-	(80,078)	-	(80,078)
Net written premiums	74,439	97,699	14,556	186,694	-	186,694
Net change in unearned premiums	8,325	(23,932)	(3,270)	(18,877)	-	(18,877)
Net premiums earned	82,764	73,767	11,286	167,817	-	167,817

Underwriting deductions
Net policy acquisition expenses	(13,994)	(13,603)	(1,792)	(29,389)	-	(29,389)
Net claims and claim adjustment expenses	(46,176)	(36,741)	(6,949)	(89,866)	-	(89,866)
Net underwriting results	22,594	23,423	2,545	48,562	-	48,562

General and administrative expenses	-	-	-	-	(29,284)	(29,284)
Net investment income	-	-	-	-	9,330	9,330
Share of loss from associates	-	-	-	-	258	258
Impairment loss on insurance receivables	-	-	-	-	(1,121)	(1,121)
Other revenues	-	-	-	-	1,021	1,021
Other expenses	-	-	-	-	(1,438)	(1,438)
Change in fair value of derivative financial liability	-	-	-	-	(3,795)	(3,795)
Loss on foreign exchange	-	-	-	-	(3,175)	(3,175)
Profit (loss) before tax	22,594	23,423	2,545	48,562	(28,204)	20,358
Income tax	-	-	-	-	(1,932)	(1,932)
Profit (loss) for the period	22,594	23,423	2,545	48,562	(30,136)	18,426

Schedule of non-current operating assets information by geography
	30 June 2022	31 December 2021
	USD ’000	USD ’000

Middle East	30,704	32,165
North Africa	254	301
UK	2,636	2,968
Asia	9	31
Europe	18	23
North America	117	-
	33,738	35,488